Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Noncontrolling Interest [Line Items]
Net loss attributable to The9 Limited	¥ (217,092,926)		$ (31,574,856)	¥ (118,165,850)		¥ (593,781,589)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	9,300,578		0			1,039,832
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares | $			0
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	(217,092,926)		$ (31,574,856)			(339,948,706)
Additional paid-in capital
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	6,126,772			0		436,128
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares	¥ (40,918,773)	[1]		(7,060)	[2]	¥ 253,396,755	[2]
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests				¥ (118,172,910)

[1]	In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited and certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) owned in Red 5 for a total of 723,313,020 (after a one-to-five stock split) of newly issued shares of L&A, after deducting a 6% of total shares received (769,481,940 shares) for the payment of a service fee to a third-party consultant. As a result, the percentage of noncontrolling interest in Red 5 changed from 10.4% to 58.1%, after deducting shares of Series B redeemable convertible preferred shares (“SBPS”) from total shares of Red 5.
[2]	In June 2016, the Group completed a share exchange transaction with L&A and certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) owned in Red 5 for a total of 723,313,020 (after a one-to-five stock split) of newly issued shares of L&A, after deducting a 6% of total shares received (769,481,940 shares) for the payment of a service fee to a third-party consultant. As a result, the percentage of noncontrolling interest in Red 5 changed from 10.4% to 58.1%, after deducting shares of Series B redeemable convertible preferred shares (“SBPS”) from total shares of Red 5.